BOSTON TRUST ASSET MANAGEMENT FUND
BOSTON TRUST ASSET MANAGEMENT FUND

The Boston Trust & Walden Funds

One Beacon Street

Boston, MA 02108

Boston Trust Asset Management Fund (BTBFX)

Supplement dated January 14, 2014

to the Prospectus dated August 1, 2013

and to the Summary Prospectus dated August 1, 2013

Effective January 15, 2014, the paragraph entitled "Principal Investment Strategies" appearing on page 1 of both the Prospectus and Summary Prospectus of the Boston Trust Asset Management Fund, is restated to read:

The Fund will invest in a diversified portfolio of stocks, bonds and money market instruments, with at least 20% of the Fund’s assets invested in each of the following categories: (i) domestic and foreign equity securities, such as common and preferred stock and (ii) fixed-income securities, such as U.S. government and agency securities, corporate bonds, money market funds, cash and accrued income. The Fund may invest in companies of any size, but generally focuses on large capitalization companies. The portion of the Fund invested in equity and fixed income securities will vary based on the Adviser’s assessment of the economic and market outlook and the relative attractiveness of stocks, bonds and money market instruments. “Assets” means net assets, plus the amount of borrowing for investment purposes. The Fund will purchase fixed income securities that are primarily rated investment grade, but may invest up to 20% of its assets in fixed-income securities that are considered non-investment grade. The Fund may invest up to 25% of its assets in foreign securities

Please retain this supplement with your Prospectus/Summary Prospectus for future reference.

This Supplement, the Prospectus and the Summary Prospectus dated August 1, 2013 provide the information a prospective investor ought to know before investing and should be retained for future reference. The Statement of Additional Information dated August 1, 2013 and its supplements have been filed with the Securities and Exchange Commission, which is incorporated herein by reference and can be obtained without charge by calling the Fund at 1-800-282-8782 extension 7050.